Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Movement of Allowance for Doubtful Accounts

	Balance at Beginning of Year	Charged to Expenses	Write-Offs Net of Recoveries	Balance at End of Year
	US$	US$	US$	US$
Allowance for doubtful accounts
2011	315	321	—	636
2012	636	459	—	1,095
2013	1,095	3,027	(204)	3,918

Estimated Useful Lives of Property and Equipment

Estimated useful lives of the assets
Computer equipment	3 years
Leasehold improvements	Shorter of lease terms and estimated useful lives
Electronic equipment	3 years
Office equipment	5 years
Motor vehicles	5 years